Other Operating Income (Loss), net	12 Months Ended
Dec. 31, 2023
Other Operating Income (Loss), net
Other Operating Income (Loss), net

11.Other Operating Income (Loss), net

	For the year ended December 31,
	2021	2022	2023
	US$	US$	US$
Government subsidies	4,231,406	2,155,039	418,717
Reversal (provision) of contingent losses	254,833	66,994	(35,228)
Gain on disposal of property and equipment	—	199,442	386,915
Others	(32,777)	20,084	23,281
Total	4,453,462	2,441,559	793,685

Other operating income, net for the year ended December 31, 2023, primarily consisted of government subsidies and gain on disposal of property and equipment.